LOANS RECEIVABLE, NET, Allowance for Credit Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 449,335	$ 321,568
Provision for credit losses	1,379,204	764,781
Write-off of loans receivable	(992,892)	(614,199)
Exchange differences	6,325	(22,815)
Ending balance	841,972	449,335
Consumer and SME Loans [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	442,167	317,558
Provision for credit losses	1,355,580	760,577
Write-off of loans receivable	(982,613)	(613,408)
Exchange differences	6,804	(22,560)
Ending balance	821,938	442,167
Other Loans [Member]
Allowance for Credit Loss [Roll Forward]
Beginning balance	7,168	4,010
Provision for credit losses	23,624	4,204
Write-off of loans receivable	(10,279)	(791)
Exchange differences	(479)	(255)
Ending balance	$ 20,034	$ 7,168